Consolidated Statements of Changes in Shareholders' Equity	Total shareholders' equity attributable to ATA Creativity Global CNY (¥)	Total shareholders' equity attributable to ATA Creativity Global USD ($)	Common shares CNY (¥) shares	Common shares USD ($) shares	Treasury Shares CNY (¥)	Treasury Shares USD ($)	Additional paid-in capital CNY (¥)	Additional paid-in capital USD ($)	Accumulated other comprehensive loss CNY (¥)	Accumulated other comprehensive loss USD ($)	Accumulated deficit CNY (¥)	Accumulated deficit USD ($)	Non-controlling interests CNY (¥)	Non-controlling interests USD ($)	CNY (¥) shares	USD ($) shares
Balance at Dec. 31, 2022	¥ 143,099,333		¥ 4,720,147		¥ (8,626,894)		¥ 542,058,092		¥ (37,003,085)		¥ (358,048,927)		¥ 414,857		¥ 143,514,190
Balance (in shares) at Dec. 31, 2022 | shares			62,753,840	62,753,840
Increase (Decrease) in Stockholders' Equity
Net loss	(33,660,245)										(33,660,245)		(50,296)		(33,710,541)
Foreign currency translation adjustment, net of nil income tax	(1,422)								(1,422)						(1,422)
Share-based compensation	3,068,041						3,068,041								3,068,041
Issuance of common shares with net-settlement of employee individual income tax	(68,326)		¥ 9,981				(78,307)								(68,326)
Issuance of common shares with net-settlement of employee individual income tax (in shares) | shares			140,120	140,120
Exercise of share options	471,765						471,765								471,765
Acquisition of non-redeemable non-controlling interests	128,722						128,722						(428,722)		(300,000)
Settlement of vested share options and vested shares using treasury shares					425,848		(425,848)
Balance at Dec. 31, 2023	113,037,868		¥ 4,730,128		(8,201,046)		545,222,465		(37,004,507)		(391,709,172)		(64,161)		112,973,707
Balance (in shares) at Dec. 31, 2023 | shares			62,893,960	62,893,960
Increase (Decrease) in Stockholders' Equity
Net loss	(36,097,777)										(36,097,777)		(95)		(36,097,872)
Foreign currency translation adjustment, net of nil income tax	52,324								52,324						52,324
Share-based compensation	2,811,732						2,811,732								2,811,732
Issuance of common shares with net-settlement of employee individual income tax	(93,699)		¥ 25,495				(119,194)								(93,699)
Issuance of common shares with net-settlement of employee individual income tax (in shares) | shares			355,136	355,136
Balance at Dec. 31, 2024	79,710,448		¥ 4,755,623		(8,201,046)		547,915,003		(36,952,183)		(427,806,949)		(64,256)		¥ 79,646,192
Balance (in shares) at Dec. 31, 2024 | shares			63,249,096	63,249,096											63,249,096	63,249,096
Increase (Decrease) in Stockholders' Equity
Net loss	(48,047,494)										(48,047,494)		(29)		¥ (48,047,523)
Foreign currency translation adjustment, net of nil income tax	(494,631)								(494,631)						(494,631)	$ (70,731)
Share-based compensation	569,708						569,708								569,708
Issuance of common shares with net-settlement of employee individual income tax	(57,580)		¥ 24,494				(82,074)								¥ (57,580)
Issuance of common shares with net-settlement of employee individual income tax (in shares) | shares			344,570	344,570											344,570	344,570
Exercise of share options	366,694						366,694								¥ 366,694
Balance at Dec. 31, 2025	¥ 32,047,145	$ 4,582,681	¥ 4,780,117	$ 683,548	¥ (8,201,046)	$ (1,172,734)	¥ 548,769,331	$ 78,472,970	¥ (37,446,814)	$ (5,354,823)	¥ (475,854,443)	$ (68,046,280)	¥ (64,285)	$ (9,193)	¥ 31,982,860	$ 4,573,488
Balance (in shares) at Dec. 31, 2025 | shares			63,593,666	63,593,666											63,593,666	63,593,666